Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Net Periodic Benefit Costs for Pension and Other Postretirement Benefit Plans

The net periodic benefit costs for the pension and other postretirement benefit plans for the years ended December 31, 2014, 2013, and 2012 were as follows:

	Defined Benefit Pension Plans					Other Postretirement Benefit Plans
	December 31,					December 31,
	2014		2013		2012	2014		2013	2012
Net periodic benefit cost
Service cost	$14,097		$13,866		$10,054	$1,048	(6)	$283	$252
Interest cost	7,687		6,482		6,475	1,189	(6)	262	275
Expected return on plan assets	(2,427)		(1,710)		(2,251)	—		—	—
Amortization of prior service cost (credit)	(1,002)		(989)		142	102		—	—
Amortization of net (gain) loss	2,557		3,093		(630)	(45	)(6)	—	(9)
Settlement and curtailment (gain) loss	1,517	(1)	2,122	(2)	(247)	(1,507	)(3)	—	—

Net periodic benefit cost (income)	$22,429		$22,864		$13,543	$787		$545	$518

Amounts recognized in other comprehensive income (loss)
Net loss (gain)	$56,318		$6,170		$65,303	$1,263	(6)	$(1,354)	$677
Amortization of prior service (cost) credit	1,002		989		(142)	(102)		—	—
Amortization of net gain (loss)	(2,557)		(3,093)		630	45	(6)	—	9
Settlement and curtailment gain (loss)	(1,517)		(2,122)		247	(242)		—	—
Prior service cost (credit)	(12,706	)(4)	(12,992	)(5)	—	—		730	—

Total recognized in other comprehensive income (loss)	40,540		(11,048)		66,038	964		(624)	686
Net periodic benefit cost (income)	22,429		22,864		13,543	787		545	518

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$62,969		$11,816		$79,581	$1,751		$(79)	$1,204

(1)	This amount represents settlement losses from one of the Company’s defined benefit plans in Switzerland due to the termination of certain employees during the year, which resulted in a loss recognized in the year ended December 31, 2014 due to a charge against the unamortized net loss recorded in other comprehensive income.
(2)	This amount represents a curtailment loss from one of the Company’s defined benefit plans in Germany due to the reduction or cessation of benefit accruals for certain employees’ future services. The adjustment in the benefit obligation from the curtailment resulted in a loss recognized during the year ended December 31, 2013 due to a charge against the unamortized net loss recorded in other comprehensive income.
(3)	This amount represents a curtailment gain from the Company’s other postretirement benefit plan in The Netherlands, due to the cessation of retiree medical benefit accruals effective January 1, 2015.
(4)	This adjustment was made to the Company’s pension plan in The Netherlands to reflect the introduction of a salary cap and lower accrual rate on pension benefits as a result of tax law changes effective January 1, 2015. The impact of the change resulted in an adjustment to prior service credit in other comprehensive income as of December 31, 2014, which will be amortized to net periodic benefit cost over the estimated remaining service period of the employees.
(5)	This is primarily related to the transfer of all remaining employees who were previously participants in the Dow Plans in Switzerland and The Netherlands to Company Successor Plans effective January 1, 2013, as discussed above.
(6)	These amounts include the prior period net periodic cost and other comprehensive income components of the postretirement benefits in Brazil recognized during 2014, as discussed above.

Schedule of Changes in Pension Benefit Obligations and Fair Value of Plan Assets and Funded Status of All Significant Plans

The changes in the pension benefit obligations and the fair value of plan assets and the funded status of all significant plans for the year ended December 31, 2014 and 2013 were as follows:

	Defined Benefit Pension Plans		Other Postretirement Benefit Plans
	December 31,		December 31,
	2014	2013	2014	2013
Change in projected benefit obligations
Benefit obligation at beginning of period	$237,914	$231,437	$6,660	$6,666
Service cost	14,097	13,866	1,048	283
Interest cost	7,687	6,482	1,189	262
Plan participants’ contributions	2,385	1,831	—	—
Actuarial changes in assumptions and experience	72,470	(10,376)	1,263	(1,354)
Benefits paid	(900)	(3,362)	—	—
Benefit payments by employer	(1,428)	(1,367)	—	—
Acquisitions/Divestiture	—	(333)	1,679 (7)	—
Plan amendments	(12,706)	(12,992)	—	730
Curtailments	—	2,124	(1,743)	—
Settlements	(6,783)	(1,633)	—	—
Other	614	4,576	—	—
Currency impact	(33,259)	7,661	(1,019)	73

Benefit obligation at end of period	$280,091	$237,914	$9,077	$6,660

Change in plan assets
Fair value of plan assets at beginning of period	$81,347	$72,350	$—	$—
Actual return on plan assets(8)	18,580	(12,713)	—	—
Settlements	(6,783)	(1,633)	—	—
Employer contributions	9,446	17,665	—	—
Plan participants’ contributions	2,385	1,831	—	—
Benefits paid	(2,239)	(3,609)	—	—
Other	614	4,576	—	—
Currency impact	(10,780)	2,880	—	—

Fair value of plan assets at end of period	92,570	81,347	—	—

Funded status at end of period	$(187,521)	$(156,567)	$(9,077)	$(6,660)

(7)	The amount represents an adjustment to the original purchase price allocation from the Acquisition as a portion of the postretirement benefits obligation recorded in Brazil was assumed from Dow.
(8)	The fair values of certain plan assets as of December 31, 2014 and 2013 were determined using cash surrender values provided under the insurance contracts which took effect on January 1, 2013. The resulting change in the fair value of plan assets due to the use of cash surrender values was included as “return on plan assets”.

Schedule of Net Amounts Recognized in Balance Sheet

The net amounts recognized in the balance sheet as of December 31, 2014 and 2013 were as follows:

	Defined Benefit Pension Plans		Other Postretirement Benefit Plans
	December 31,		December 31,
	2014	2013	2014	2013
Net amounts recognized in the balance sheets at December 31
Current liabilities	$(1,604)	$(1,599)	$(70)	$(26)
Noncurrent liabilities	(185,917)	(154,968)	(9,007)	(6,634)

Net amounts recognized in the balance sheet	$(187,521)	$(156,567)	$(9,077)	$(6,660)

Accumulated benefit obligation at the end of the period	$220,277	$178,987	$9,077	$6,660

Pretax amounts recognized in AOCI at December 31:
Net prior service cost (credit)	$(21,386)	$(9,682)	$628	$730
Net gain (loss)	97,127	44,883	(266)	(1,332)

Total at end of period	$75,741	$35,201	$362	$(602)

Schedule of Estimated Future Benefit Payments, Reflecting Expected Future Service

The estimated future benefit payments, reflecting expected future service, as appropriate, are presented in the following table:

	2015	2016	2017	2018	2019	2020 through 2024	Total
Defined benefit pension plans	$3,635	$4,193	$4,402	$4,819	$4,786	$35,747	$57,582
Other postretirement benefit plans	72	105	145	195	260	2,652	3,429

Total	$3,707	$4,298	$4,547	$5,014	$5,046	$38,399	$61,011

Schedule of Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following information relates to pension plans with projected and accumulated benefit obligations in excess of the fair value of plan assets at December 31, 2014 and December 31, 2013:

Projected Benefit Obligation Exceeds the Fair Value of Plan Assets	December 31,
	2014	2013
Projected benefit obligations	$280,091	$237,914
Fair value of plan assets	$92,570	$81,347

Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets	December 31,
	2014	2013
Accumulated benefit obligations	$177,496	$152,056
Fair value of plan assets	$44,382	$50,004

Defined Benefit Pension Plans [Member]
Schedule of Weighted-average Assumptions on Pension Plan Obligations, Other Postretirement Benefit ("OPEB") and Net Periodic Benefit Costs

The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs are provided below:

	Pension Plan Obligations			Net Periodic Benefit Costs
	December 31,			December 31,
	2014	2013	2012	2014	2013	2012
Discount rate	2.01%	3.30%	3.05%	3.30%	3.05%	4.49%
Rate of increase in future compensation levels	2.71%	2.86%	2.69%	2.86%	2.69%	2.64%
Expected long-term rate of return on plan assets	N/A	N/A	N/A	2.83%	2.44%	4.09%

Other Postretirement Plans [Member]
Schedule of Weighted-average Assumptions on Pension Plan Obligations, Other Postretirement Benefit ("OPEB") and Net Periodic Benefit Costs

The weighted-average assumptions used to determine other postretirement benefit (“OPEB”) obligations and net periodic benefit costs are provided below:

	OPEB Obligations			Net Periodic Benefit Costs
	December 31,			December 31,
	2014	2013	2012	2014	2013	2012
Discount rate	6.40%	4.72%	3.93%	6.69%	3.93%	5.08%
Initial health care cost trend rate	8.05%	6.67%	7.00%	6.67%	7.00%	7.33%
Ultimate health care cost trend rate	5.43%	5.00%	5.00%	5.00%	5.00%	5.00%
Year ultimate trend rate to be reached	2021	2019	2019	2019	2019	2019

Supplemental Employee Retirement Plan [Member]
Schedule of Estimated Future Benefit Payments, Reflecting Expected Future Service

Based on the Company’s current estimates, the estimated future benefit payments under this plan, reflecting expected future service, as appropriate, are presented in the following table:

	2015	2016	2017	2018	2019	Thereafter	Total
Supplemental employee retirement plan	$—	$—	$13,562	$—	$—	$—	$13,562